Note 7 - Stockholders' Deficit	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]

Note 7.     Stockholders’ Deficit

Redeemable Convertible Preferred Stock

As of December 31, 2017 and 2018, the Company  had 56,672,658 shares of Series A convertible preferred stock issued and outstanding, including 3,531,889 shares issued as a result of a conversion of notes to investors and accrued interest to Series A convertible preferred stock in 2010. As of December 31, 2017 and 2018, the Company  had 51,069,262 shares of Series B convertible preferred stock issued and outstanding, including 6,469,356 shares issued as a result of a conversion of notes to investors and accrued interest to Series B convertible preferred stock in 2016.

The holders of preferred stock have various rights and preferences including the following:

Voting Rights — A holder of each share of Series A and Series B convertible preferred stock shall have the right to one vote for each share of common stock into which such preferred stock could be converted. Series A convertible preferred stock holders voting as a separate class are entitled to elect two directors to the Company’s Board of Directors  as long as shares of Series A convertible preferred stock remain outstanding. Series B convertible preferred stock holders voting as a separate class are entitled to elect one director to the Company’s Board of Directors  as long as at least 10,000,000 shares of Series B convertible preferred stock remain outstanding. Common  stockholders voting as a separate class are entitled to elect two directors. The holders of preferred and common stock voting together as a single class on an as-if-converted basis are entitled to elect all remaining directors.

Dividends — Holders of Series B convertible preferred stock, in preference to the holders of Series A preferred and common stock, are entitled to receive noncumulative dividends at the annual rate of $0.0251 per share, when, as, and if declared by the Board of Directors.  Holders of Series A convertible preferred stock are entitled to receive noncumulative dividends at the annual rate of $0.0182 per share, when, as, and if declared by the Board of Directors.  No dividends on preferred stock have been declared by the Board of Directors  during the years ended December 31, 2017 and 2018.

Liquidation Preference — In the event of any liquidation, dissolution,  or winding up of the Company, including a merger, acquisition,  or sale of assets, as defined, the holders of Series B convertible preferred stock are entitled to receive an amount  of $0.3133 per share (as adjusted for recapitalizations, stock combinations, stock dividends, stock splits, and the like), plus any declared but unpaid dividends prior to and in preference to any distribution to the holders of Series A preferred or common stock.

After distributions have been made to all holders of Series B convertible preferred stock as described above, the remaining assets of the Company  available for distribution to stockholders shall be distributed to all holders of Series A convertible preferred stock. The holders of Series A convertible preferred stock are entitled to receive an amount  of $0.2276 per share (as adjusted for recapitalizations, stock combinations, stock dividends, stock splits, and the like), plus any declared but unpaid dividends prior to and in preference to any distribution to the holders of common stock. The remaining assets of the Company available for distribution to stockholders shall be distributed ratably among the holders of the common stock and preferred stock on an as-if-converted basis.

Conversion Rights — Each share of Series A and Series B convertible preferred stock is convertible, at the option of the holder, into shares of common stock on a one for one basis (subject to adjustment for certain events). The preferred stock will also be converted automatically into shares of common stock (1) immediately prior to an initial public offering with aggregate proceeds of at least $40 million and an offering price of not less than $1.00 per common share or (2) upon the date specified by written consent of holders of a majority of the outstanding preferred shares on an as-converted  basis.

The Series A and Series B Preferred Stock were classified as temporary equity in the accompanying balance sheets as of the December 31, 2017 and 2018, as shares are subject to redemption upon the occurrence of uncertain  events not solely within the Company’s control. As of December 31, 2017 and 2018, the Series A and Series B Preferred Stock were not redeemable.

Common Stock

The Company’s articles of incorporation, as amended, authorize  the Company  to issue 148,000,000 shares of $0.001 par value common stock. As of December 31, 2017 and 2018, the Company  had 19,548,969 shares outstanding. Common  stockholders are entitled to dividends when and if declared by the Board of Directors  and after any Series B and Series A convertible preferred shares dividends are fully paid. The holder of each share of common stock is entitled to one vote. At December 31, 2018, no dividends had been declared.

Shares Reserved for Future Issuance

The Company  reserved shares of common stock for future issuances as follows (in thousands):

	As of December 31,
	2017	2018
Series A convertible preferred stock	56,673	56,673
Series B convertible preferred stock	51,069	51,069
Warrants for Series A convertible preferred stock	330	330
Common stock options issued and outstanding	19,222	19,222
Total	127,294	127,294